9. Property, plant and equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Building and leasehold improvements | $		$ 1,866		$ 1,866
Leasehold improvements | $		157		160
Furniture, fixtures and office equipment | $		635		637
Motor vehicles | $		155		155
Testing equipment | $		30		30
Gross | $		2,843		2,848
Less: Accumulated depreciation | $		(2,070)		(2,037)
Net | $		$ 773		$ 811
ZHEJIANG JIAHUAN
Motor vehicles	¥ 979		¥ 1,124
Buildings	34,493		34,493
Plant and machineries	7,011		7,780
Office equipment	1,148		2,936
Gross	43,631		46,333
Less: Accumulated depreciation	(19,843)		(20,475)
Net	23,788		25,858
ZHEJIANG TIANLAN
Building and leasehold improvements	56,696		47,091
Furniture, fixtures and office equipment	9,919		9,629
Motor vehicles	3,780		3,682
Plant and machineries	114,617		715
Construction in progress	0		115,645
Gross	185,012		176,762
Less: Accumulated depreciation	(23,281)		(14,838)
Net	¥ 161,731		¥ 161,924